UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: April 30

Date of reporting period: November 1, 2015 – January 31, 2016

Item 1.  Schedule of Investments.

MONONGAHELA ALL CAP VALUE FUND SCHEDULE OF INVESTMENTS (Unaudited) JANUARY 31, 2016

Shares	Security Description	Value
Common Stock - 99.1%
Consumer Discretionary - 11.0%
5,500	Coach, Inc.	$203,775
11,000	El Pollo Loco Holdings, Inc. (a)	133,320
2,500	Harley-Davidson, Inc.	100,000
2,000	Williams-Sonoma, Inc.	103,320
		540,415
Consumer Staples - 20.5%
4,250	Alico, Inc.	129,073
1,700	Campbell Soup Co.	95,897
700	Dr. Pepper Snapple Group, Inc.	65,688
1,200	Mead Johnson Nutrition Co.	86,988
2,500	The Coca-Cola Co.	107,300
2,250	The Procter & Gamble Co.	183,802
3,000	Unilever PLC, ADR	132,810
2,500	United Natural Foods, Inc. (a)	87,550
4,000	Whole Foods Market, Inc.	117,240
		1,006,348
Energy - 1.8%
1,000	Chevron Corp.	86,470
Financials - 8.1%
2,500	American Express Co.	133,750
6,000	Federated Investors, Inc., Class B	151,740
3,000	Old Republic International Corp.	54,240
3,500	Value Line, Inc.	58,730
		398,460
Health Care - 13.6%
3,000	Baxter International, Inc.	109,800
2,000	Cerner Corp. (a)	116,020
500	Gilead Sciences, Inc.	41,500
5,000	Halyard Health, Inc. (a)	124,000
1,000	Johnson & Johnson	104,440
1,000	Neogen Corp. (a)	52,180
900	Teleflex, Inc.	122,121
		670,061
Industrials - 22.7%
2,500	CH Robinson Worldwide, Inc.	161,925
2,700	Cubic Corp.	107,892
2,000	Cummins, Inc.	179,780
5,000	Douglas Dynamics, Inc.	99,300
2,500	Emerson Electric Co.	114,950
1,500	General Electric Co.	43,650
5,000	Harsco Corp.	32,200
1,250	Hubbell, Inc.	113,037
3,500	MSA Safety, Inc.	149,800
1,250	United Technologies Corp.	109,613
		1,112,147
Materials - 3.6%
3,500	Ampco-Pittsburgh Corp.	36,470
3,500	Methanex Corp.	92,820
2,000	The Mosaic Co.	48,200
		177,490
Technology - 15.9%
2,500	Badger Meter, Inc.	139,575
5,000	Corning, Inc.	93,050
1,500	F5 Networks, Inc. (a)	140,670
12,000	II-VI, Inc. (a)	249,600
1,000	Microsoft Corp.	55,090
3,000	NetScout Systems, Inc. (a)	64,650
16,000	Schmitt Industries, Inc. (a)	36,320
		778,955
Utilities - 1.9%
2,000	National Fuel Gas Co.	90,660
Total Common Stock (Cost $5,119,211)		4,861,006
Money Market Fund - 0.8%
41,912	Dreyfus Treasury Prime Cash Management, 0.09% (b) (Cost $41,912)	41,912
Total Investments - 99.9% (Cost $5,161,123)*	$4,902,918
Other Assets & Liabilities, Net – 0.1%	2,455
Net Assets – 100.0%	$4,905,373

ADR	American Depositary Receipt
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	Variable rate security. Rate presented is as of January 31, 2016.
*	Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized depreciation consists of:

Gross Unrealized Appreciation	$306,034
Gross Unrealized Depreciation	(564,239)
Net Unrealized Depreciation	$(258,205)

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2016.

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$4,861,006
Level 2 - Other Significant Observable Inputs	41,912
Level 3 - Significant Unobservable Inputs	-
Total	$4,902,918

The Level 1 value displayed in this table is Common Stock. The Level 2 value displayed in this table is a Money Market Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended January 31, 2016.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.
(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	March 4, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	March 4, 2016

By	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date	March 4, 2016